PROVISIONS AND CONTINGENT LIABILITIES - Reconciliation of Company's provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 5,891	$ 5,151
Additional provisions	720	3,742
Amounts used	(2,226)	(2,989)
Amounts reversed	(539)	(28)
Net foreign exchange differences	32	15
Ending balance	3,878	5,891
Amount presented as current	657	3,851
Amount presented as non-current	3,221	2,040
Litigation
Reconciliation of changes in other provisions [abstract]
Beginning balance	143	180
Additional provisions	0	1,903
Amounts used	(104)	(1,940)
Amounts reversed	0	0
Net foreign exchange differences	0	0
Ending balance	39	143
Amount presented as current	39	143
Amount presented as non-current	0	0
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,506	2,506
Additional provisions	199	0
Amounts used	(417)	0
Amounts reversed	0	0
Net foreign exchange differences	0	0
Ending balance	2,288	2,506
Amount presented as current	106	1,473
Amount presented as non-current	2,182	1,033
Restoration
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,859	1,872
Additional provisions	5	50
Amounts used	(505)	(47)
Amounts reversed	(387)	(28)
Net foreign exchange differences	25	12
Ending balance	997	1,859
Amount presented as current	55	942
Amount presented as non-current	942	917
Termination benefits and other
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,383	593
Additional provisions	516	1,789
Amounts used	(1,200)	(1,002)
Amounts reversed	(152)	0
Net foreign exchange differences	7	3
Ending balance	554	1,383
Amount presented as current	457	1,293
Amount presented as non-current	$ 97	$ 90